Fair Value Measurement - Schedule of Level 3 Fair Value Measurements (Q2) (Details)	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	41	48	18
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.60	0.60	0.55
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.04	0.04	0.04
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0	0